iShares®

iShares Trust

Supplement dated May 2, 2007

to the Prospectus dated April 27, 2007

for the iShares FTSE NAREIT Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares FTSE NAREIT Funds.

On page 10 of the Prospectus, the reference to the CUSIP for the iShares FTSE NAREIT Mortgage REITs Index Fund, effective immediately is changed from “464288534” to “464288539”.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-071-04007

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE